INCOME TAXES (Details 1) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets, net	$ 0	$ 0
Mineral properties
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets, net	1,417	(139)
Others
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets, net	1,091	730
Unrecognized deferred tax assets
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets, net	(32,194)	(30,058)
Non-capital loss carryforwards
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets, net	24,172	23,793
Net capital loss carryforwards
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets, net	1,580	1,580
Investment tax credits
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets, net	3,857	3,979
Undeducted financing costs and others
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets, net	$ 77	$ 115